Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible assets
Schedule of intangible assets

	As of December 31,
	2022	2023
	RMB	RMB	US$
Computer software, systems and technology	14,123	14,340	2,020
Brand	10,300	10,300	1,451
Customer relationships	13,800	13,800	1,944
Less: Accumulated amortization	(14,276)	(20,499)	(2,888)
Total intangible assets, net	23,947	17,941	2,527

Schedule of estimated amortization expense related to the existing intangible assets

	RMB	US$
For the year ending December 31, 2024	4,528	638
2025	3,826	539
2026	3,806	536
2027	1,490	210
2028	1,030	145